Business Combinations	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Business Combinations
5.	BUSINESS COMBINATIONS
Transactions for the year ended January 31, 2023
On August 5, 2022, the Company completed the acquisition of 80% of the outstanding shares of Pinion for a consideration of $81.4 million (
€
61.9 million) paid in cash. Pinion is located in Denkendorf, Germany and designs, develops, assembles, and sells mechanical gearboxes for traditional and electric bicycles.
On October 3, 2022, the Company completed the acquisition of substantially all the assets related to the powersports business of KA Shawinigan for a consideration of $127.2 million paid in cash. KA Shawinigan is a leading player in electronic and mechatronic product development and manufacturing and a long-standing supplier of BRP.
The value of the assets acquired, liabilities assumed, and
non-controlling
interest were as follows, as at the acquisition date:

	Pinion		KA Shawinigan	Total
Assets acquired
Current assets	$7.8	[a]	$25.9	$33.7
Non-current assets	5.3		4.5	9.8
Property, plant and equipment	1.3		9.5	10.8
Patents	16.2		28.3	44.5
Trademarks	15.4		—	15.4
Customer relationships	13.0		—	13.0
Goodwill [b] [c]	72.7		63.7	136.4
Total assets acquired	131.7		131.9	263.6

Liabilities assumed
Current liabilities	(11.1)		(3.8)	(14.9)
Non-current liabilities	(18.8)		(0.9)	(19.7)
Total liabilities assumed	(29.9)		(4.7)	(34.6)

Non-controlling interest [d]	(20.4)		—	(20.4)

Total consideration paid in cash	$81.4		$127.2	$208.6
[a]
Including $0.4 million (
€
0.3 million) of cash.
[b]
Goodwill arises principally from expected synergies and future growth.
[c]
Goodwill is deductible for tax purposes only for KA Shawinigan.
[d]
Non-controlling
interest is measured at fair value as at the acquisition date.